Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 214,841,209.29
Total Fee Amount	29,670.00
Total Offset Amount	0.00
Net Fee	$ 29,670.00
Offering Table N/A
Offset Table N/A	N/A